Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended										4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended		16 Months Ended	18 Months Ended	20 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	68 Months Ended	72 Months Ended	78 Months Ended	80 Months Ended	84 Months Ended	90 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 30, 2021	Feb. 01, 2019	Dec. 04, 2017	Jul. 31, 2016	Jul. 31, 2026	Jun. 30, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Jul. 31, 2021	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2022	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2023	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2024	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2025	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2026	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026
C000133119
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Genomic Revolution ETF
Accumulated Value								$ 10,000															$ 11,866				$ 15,877				$ 19,032				$ 30,529				$ 48,383				$ 21,158			$ 21,890			$ 15,548		$ 13,767	$ 22,265
C000133120
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Autonomous Technology & Robotics ETF
Accumulated Value								10,000															14,253				17,084				16,630				26,513				41,177				28,710			30,101			28,940		49,677	58,982
C000133121
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Innovation ETF
Accumulated Value								10,000															14,350				21,866				24,523				40,908				62,036				23,547			26,304			23,739		39,242	37,130
C000133122
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Next Generation Technology ETF
Accumulated Value								10,000															15,221				23,243				24,983				47,501				71,283				27,128			33,434			38,956		78,638	69,059
C000209702
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Blockchain & Fintech Innovation ETF
Accumulated Value						$ 10,000														$ 11,421					$ 18,314				$ 25,746				$ 9,098				$ 12,275				$ 13,843			$ 27,259			$ 20,193
C000226276
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Space & Defense Innovation ETF
Accumulated Value					$ 10,000														$ 10,177					$ 7,466				$ 7,785				$ 7,643				$ 13,065				$ 15,312
C000164426
Account Value [Line Items]
Line Graph and Table Measure Name																						The 3D Printing ETF
Accumulated Value								10,000															12,741				12,353				11,334				11,465				19,578				11,916			12,585			10,631		11,200	12,482
C000164427
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Israel Innovative Technology ETF
Accumulated Value							$ 10,000														$ 10,427					$ 10,591				$ 13,165				$ 15,937				$ 10,233				$ 10,614			$ 10,591			$ 14,563		$ 16,040
C000264062
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK DIET Q1 Buffer ETF
Accumulated Value			$ 10,000						$ 9,558	$ 10,227	$ 10,322	$ 9,909	$ 9,312	$ 9,677	$ 9,785
C000264063
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK DIET Q2 Buffer ETF
Accumulated Value		$ 10,000							10,300	11,145	11,265	10,742
C000264064
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK DIET Q3 Buffer ETF
Accumulated Value	$ 10,000								9,355
C000264065
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK DIET Q4 Buffer ETF
Accumulated Value				$ 10,000					9,114	9,652	9,721	9,388	8,876	9,170	9,250	$ 9,401	$ 9,686	$ 10,344
Nasdaq Healthcare Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Nasdaq Healthcare Index
Accumulated Value								10,000															11,071				12,595				12,011				15,369				18,854				13,096			14,113			15,480		14,406	18,296
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value								10,000															11,612				12,991				13,462				14,435				19,498				17,711			20,099			23,784		27,522	33,139
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value								10,000															11,612				12,991				13,462				14,435				19,498				17,711			20,099			23,784		27,522	33,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value								10,000															11,604				13,489				14,566				16,308				22,251				21,219			23,980			29,292		34,076	40,742
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value						10,000														10,901					11,689				15,789				14,342				16,276				19,260			22,287			26,836
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value					10,000														10,994					9,986				11,333				13,411				15,518				18,685
Total 3D-Printing Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Total 3D-Printing Index
Accumulated Value								10,000															12,948				12,625				11,691				11,937				20,387				12,526			13,124			11,165		11,785	13,224
ARK Israeli Innovation Index
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Israeli Innovation Index
Accumulated Value							10,000														10,420					10,600				13,514				16,662				10,852				11,227			11,264			15,706		17,684
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value			10,000						11,026	10,969	11,049	10,568	9,643	10,299	10,224
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value		10,000							11,434	11,376	11,458	10,959
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value	10,000								10,051
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value				10,000					11,369	11,311	11,393	10,897	9,943	10,620	10,543	10,312	10,229	10,200
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value								10,000															11,612				12,991				13,462				14,435				19,498				17,711			20,099			23,784		27,522	33,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value								10,000															11,604				13,489				14,566				16,308				22,251				21,219			23,980			29,292		34,076	40,742
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value								10,000															11,604				13,489				14,566				16,308				22,251				21,219			23,980			29,292		34,076	40,742
Nasdaq Industrials Index
Account Value [Line Items]
Line Graph and Table Measure Name																						Nasdaq Industrials Index
Accumulated Value								10,000															11,897				14,199				15,097				19,238				24,882				21,079			21,847			23,370		27,998	29,279
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value								10,000															11,604				13,489				14,566				16,308				22,251				21,219			23,980			29,292		34,076	40,742
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value								10,000															11,612				12,991				13,462				14,435				19,498				17,711			20,099			23,784		27,522	33,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value						$ 10,000														$ 11,121					$ 12,450				$ 16,988				$ 16,200				$ 18,308				$ 22,363			$ 26,016			$ 31,106
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value					$ 10,000														$ 11,154					$ 10,636				$ 12,021				$ 14,683				$ 17,081				$ 20,423
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value								10,000															11,612				12,991				13,462				14,435				19,498				17,711			20,099			23,784		27,522	33,139
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value								$ 10,000															$ 11,604				$ 13,489				$ 14,566				$ 16,308				$ 22,251				$ 21,219			$ 23,980			$ 29,292		$ 34,076	$ 40,742
MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name																						MSCI World Index (Net)
Accumulated Value							10,000														10,534					10,915				11,705				15,810				14,361				16,297			19,285			22,316		26,871
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value							$ 10,000														$ 10,798					$ 11,660				$ 13,054				$ 17,812				$ 16,986				$ 19,196			$ 23,448			$ 27,278		$ 32,614
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value			10,000						11,014	11,021	11,127	10,570	9,567	10,068	10,145
ARK Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Innovation ETF
Accumulated Value			$ 10,000						9,245	10,485	10,647	9,837	8,777	9,478	9,723
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value		10,000							11,513	11,520	11,631	11,049
ARK Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Innovation ETF
Accumulated Value		$ 10,000							10,533	11,945	12,130	11,207
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value	10,000								9,994
ARK Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Innovation ETF
Accumulated Value	$ 10,000								8,818
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																						S&P 500 Index
Accumulated Value				10,000					11,306	11,313	11,422	10,851	9,821	10,335	10,414	10,266	10,259	10,234
ARK Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name																						ARK Innovation ETF
Accumulated Value				$ 10,000					$ 8,279	$ 9,389	$ 9,534	$ 8,809	$ 7,860	$ 8,487	$ 8,707	$ 8,955	$ 9,261	$ 10,342